Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturities of Long-term Debt
2014	$ 1,371
2015	1,204
2016	1,884
2017 and after	22,340
Long Term debt, noncurrent	$ 26,799	$ 21,538